Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
22. SUBSEQUENT EVENTS
In January 2025, the Group
granted 6,776,687
share options to employees under the 2021 Plan. The contractual term is ten years from the grant date and the options granted have both service condition and performance condition based on employees’ key performance indicators evaluation during the performance period. Options granted are scheduled to be vested over service periods ranging from two months to two years.
On March 27, 2025, the board of directors authorized the Company to adopt a share repurchase program under which the Company may repurchase up to US$10 million of its ordinary shares in the form of American depositary shares (“ADSs”) during a two-year
period (the “Share Repurchase Program”).
In March 2025, the Group adopted the 2025 Share Plan for the purpose of granting share-based compensation awards to the officers, directors, employees and other eligible persons to incentivize their performance and align their interests with the Group. The maximum aggregate number of Class A ordinary shares the Group authorized to issue pursuant to the 2025 Share Plan is 18,022,659, and the Group has not granted any shares pursuant to the 2025 Share Plan as of the date of this report.